Financial Instruments - Schedule of Assets As Per Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	R$ 29,287,964	R$ 26,508,899
Financial instruments designated as hedging instruments, at fair value	190,902	201,202
Short And Long-Term Investments [Member]
Disclosure of financial assets [line items]
Financial assets	3,668,537	3,231,513
Financial assets from banking solution [Member]
Disclosure of financial assets [line items]
Financial assets	3,960,871	2,346,474
Accounts Receivable From Card Issuers [Member]
Disclosure of financial assets [line items]
Financial assets	20,748,857	19,286,590
Trade Accounts Receivable [Member]
Disclosure of financial assets [line items]
Financial assets	522,046	945,721
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Financial assets	36,400	219,324
Receivables From Related Parties [Member]
Disclosure of financial assets [line items]
Financial assets	10,053	4,720
Other assets
Disclosure of financial assets [line items]
Financial assets	341,200	474,557
Amortized cost
Disclosure of financial assets [line items]
Financial assets	853,425	1,046,363
Amortized cost | Short And Long-Term Investments [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Financial assets from banking solution [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Accounts Receivable From Card Issuers [Member]
Disclosure of financial assets [line items]
Financial assets	6,992	132,605
Amortized cost | Trade Accounts Receivable [Member]
Disclosure of financial assets [line items]
Financial assets	495,180	434,481
Amortized cost | Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Receivables From Related Parties [Member]
Disclosure of financial assets [line items]
Financial assets	10,053	4,720
Amortized cost | Other assets
Disclosure of financial assets [line items]
Financial assets	341,200	474,557
FVPL
Disclosure of financial assets [line items]
Financial assets	7,660,824	6,286,642
FVPL | Short And Long-Term Investments [Member]
Disclosure of financial assets [line items]
Financial assets	3,636,687	3,209,604
FVPL | Financial assets from banking solution [Member]
Disclosure of financial assets [line items]
Financial assets	3,960,871	2,346,474
FVPL | Accounts Receivable From Card Issuers [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
FVPL | Trade Accounts Receivable [Member]
Disclosure of financial assets [line items]
Financial assets	26,866	511,240
FVPL | Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Financial assets	36,400	219,324
FVPL | Receivables From Related Parties [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
FVPL | Other assets
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI
Disclosure of financial assets [line items]
Financial assets	20,773,715	19,175,894
FVOCI | Short And Long-Term Investments [Member]
Disclosure of financial assets [line items]
Financial assets	31,850	21,909
FVOCI | Financial assets from banking solution [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Accounts Receivable From Card Issuers [Member]
Disclosure of financial assets [line items]
Financial assets	20,741,865	19,153,985
FVOCI | Trade Accounts Receivable [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Receivables From Related Parties [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure of financial assets [line items]
Financial assets	R$ 0	R$ 0